Application of New Amended and Revised Standards and Interpretations - Schedule of New Amended or Revised Standards and Interpretations (Detail)	12 Months Ended
Dec. 31, 2022
IFRS 17 (including the June 2020 and December 2021 amendments to IFRS 17)
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
New, Amended or Revised Standards and Interpretations	IFRS 17 (including the June 2020 and December 2021 amendments to IFRS 17)
Description of nature of impending change in accounting policy	Insurance Contracts
IFRS 10 and IAS 28 (amendments)
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
New, Amended or Revised Standards and Interpretations	IFRS 10 and IAS 28 (amendments)
Description of nature of impending change in accounting policy	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture
Amendments to IAS 1
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
New, Amended or Revised Standards and Interpretations	Amendments to IAS 1
Description of nature of impending change in accounting policy	Classification of Liabilities as Current or Non-current
Amendments to IAS 1
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
New, Amended or Revised Standards and Interpretations	Amendments to IAS 1
Description of nature of impending change in accounting policy	Non-current Liabilities with Covenants
Amendments to IAS 1 and IFRS Practice Statement 2
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
New, Amended or Revised Standards and Interpretations	Amendments to IAS 1 and IFRS Practice Statement 2
Description of nature of impending change in accounting policy	Disclosure of Accounting Policies
Amendments to IAS 8
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
New, Amended or Revised Standards and Interpretations	Amendments to IAS 8
Description of nature of impending change in accounting policy	Definition of Accounting Estimates
Amendments to IAS 12
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
New, Amended or Revised Standards and Interpretations	Amendments to IAS 12
Description of nature of impending change in accounting policy	Deferred Tax related to Assets and Liabilities arising from a Single Transaction
Amendments to IFRS 16
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
New, Amended or Revised Standards and Interpretations	Amendments to IFRS 16
Description of nature of impending change in accounting policy	Lease Liability in a Sale and Leaseback